Basis of consolidation	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of consolidation

3. Basis of consolidation

These consolidated financial statements include the accounting balances of Nu Holdings and all those subsidiaries over which the Company exercises control, directly or indirectly. Control is achieved where the Company has (i) power over the investee; (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) can use its power to affect its profits.

The Company re-assesses whether it maintains control of an investee if facts and circumstances indicate that there are changes to one or more of the three above mentioned elements of control.

The consolidation of a subsidiary begins when the Company obtains control over it and ceases when the Company loses control over it. Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of during the reporting period are included in the consolidated statements of profit or loss from the date the Company gains control until the date the Company ceases to control the subsidiary.

The financial information of the subsidiaries was prepared in the same period as the Company and consistent accounting policies were applied. The financial statements of the subsidiaries are fully consolidated with those of the Company. Accordingly, all balances, transactions and any unrealized income and expenses arising between consolidated entities are eliminated in the consolidation, except for foreign-currency gain and losses on translation of intercompany loans. Profit or loss and each component of other comprehensive income or loss are attributed to the shareholders of the parent and to the non-controlling interests, when applicable.

The subsidiaries below are the most relevant entities included in these consolidated financial statements:

Entity	Control	Principal activities	Functional currency	Country	2023	2022	2021
Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)	Indirect	Credit card and prepaid account operations	BRL	Brazil	100%	100%	100%
Nu Financeira S.A. – SCFI (“Nu Financeira”)	Indirect	Loan operations	BRL	Brazil	100%	100%	100%
Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")	Indirect	Securities distribution	BRL	Brazil	100%	100%	100%
Nu Invest Corretora de Valores S.A ("Nu Invest")	Indirect	Investment platform	BRL	Brazil	100%	100%	100%
Nu Pay for Business Instituição de Pagamentos Ltda. ("Nu Pay")	Indirect	Payment hub	BRL	Brazil	100%	100%	100%
Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera")	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	100%
Nu Colombia S.A. (“Nu Colombia”)	Indirect	Credit card operations	COP	Colombia	100%	100%	100%

In addition, the Company consolidated the following investment fund for December 31, 2023 and 2022, in which the Group’s companies hold a substantial interest or the entirety of the interests and are therefore exposed, or have rights, to variable returns and have the ability to affect those returns through power over the entity:

Name of the entity	Country
Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)	Brazil

Nu Pagamentos, Nu Financeira, Nu DTVM, Nu Invest and Nu Pay, Brazilian subsidiaries, are regulated by Central Bank of Brazil (“BACEN”); Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera"), a Mexican subsidiary, is regulated by both the Mexican Central Bank ("BANXICO") and Mexican National Banking and Stock Commission (“CNBV”); Nu Colombia and Nu Colombia Financiamento, Colombian subsidiaries, are regulated by Industry and Commerce Superintendency and by Financial Superintendence of Colombia ("SFC"); and as such, there are some regulatory requirements that restrict the ability of the Group to access and transfer assets freely to or from these entities within the Group and to settle liabilities of the Group.